Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Basis of preparation
A.	Basis of preparation

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (“IASB”). The consolidated financial statements have been prepared under the historical cost convention except for certain financial liabilities, which are measured at fair value until conversion. The Company has elected to present the consolidated statement of comprehensive loss using the function of expense method.

Basis of consolidation
B.	Basis of consolidation

Where the Company has control over an investee, it is classified as a subsidiary. The Company controls an investee if all three of the following elements are present: power over the investee, exposure to variable returns from the investee, and the ability of the investor to use its power to affect those variable returns. Control is reassessed whenever facts and circumstances indicate that there may be a change in any of these elements of control. The consolidated financial statements present the results of the Company and its subsidiaries as if they formed a single entity. Intercompany transactions and balances between group companies are therefore eliminated in full.

Organizational Structure
C.	Organizational Structure

The consolidated financial statements of the Company include the accounts of the Company and the following subsidiaries:

Entity name	State incorporated	Percent ownership
G Medical Innovations Holdings Ltd.	Cayman Islands	Parent Company
G Medical Innovations Ltd.	Israel	100%
G Medical Innovations Asia Ltd.	Hong Kong	100%
G Medical Innovations UK Ltd.*	United Kingdom	100% - G Medical Innovations Asia Ltd.
Guangzhou Yimei Innovative Medical Science and Technology Co., Ltd.	China	70% - G Medical Innovations Asia Ltd
G Medical Innovations MK Ltd.	Macedonia	100%
G Medical Innovations USA Inc.	USA	100%
G Medical Diagnostic Services, Inc. (Formerly CardioStaff Diagnostic Services Inc)	USA	100% - G Medical Innovations USA Inc.
Telerhythmics, LLC	USA	100% - G Medical Innovations USA Inc.
G Medical Tests and Services, Inc**	USA	100% - G Medical Innovations USA Inc.
G Medical Lab Services, Inc**	USA	80% - G Medical Innovations USA Inc.
G Medical Mobile Health Solution, Inc	USA	100% - G Medical Innovations USA Inc.
G Medical Health and Wellness, Inc***	USA	100% - G Medical Innovations USA Inc.
G Medical Health and Wellness Lab, Inc***	USA	100% - G Medical Innovations USA Inc.

*	Not active

**	In December 2021 the Company started a new business activity of COVID-19 Testing operating in the State of California, under G Medical Tests and Services, Inc a wholly owned subsidiary of G Medical Innovations USA Inc. In addition, in December 2021, G Medical Lab Services, Inc. was established as a subsidiary of G Medical Tests and Services, Inc, which holds 80% of its share capital. The Company provides laboratory testing services as part of the Company COVID-19 testing in the United States. During the second half of 2022, the business activity of the companies was discontinued. (See Note 22).

***	In July 2022 the Company established two wholly owned subsidiaries: G Medical Health and Wellness, Inc, and G Medical Health and Wellness Lab, Inc for the purpose of the new Direct-To-Customer health testing kits activity. Accordingly, consumers will be able to order tests online, perform the test in privacy and receive their results online within few days from receiving the test in the lab.

The consolidated financial statements incorporate the results of business combinations using the acquisition method. In the statement of financial position, the acquirer’s identifiable assets, liabilities and contingent liabilities are initially recognized at their fair values at the acquisition date. The results of acquired operations are included in the consolidated statement of comprehensive loss from the date on which control is obtained. They are deconsolidated from the date on which control ceases. The goodwill represents the excess of the costs of a business combination over the interest in the fair value of identifiable assets, liabilities and contingent liabilities acquired. Cost of a business combination are comprised of the fair values of assets given, liabilities assumed and equity instruments issued. Any costs of acquisition are charged to profit or loss. The Company recognizes any non-controlling interest in its acquisitions on an acquisition-by-acquisition basis, either at fair value or at the non-controlling interest’s proportionate share of the recognized amounts of acquirer’s identifiable net assets.

Transaction with Non-controlling interests
D.	Transaction with Non-controlling interests

Transactions with non-controlling interests that do not result in loss of control is accounted for as equity transactions – that is, as transactions with the owners in their capacity as owners. The difference between fair value of any consideration paid and the relevant share acquired of the carrying value of net assets of the subsidiary is recorded in equity. Gains or losses on disposals to non-controlling interests are also recorded in equity.

Use of estimates and assumptions in the preparation of the consolidated financial statements
E.	Use of estimates and assumptions in the preparation of the consolidated financial statements

The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities including estimates for transactions with the major shareholder, disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. By their nature, these estimates are subject to measurement uncertainty and are reviewed periodically and adjustments, if necessary, are made in the year which they are identified. Actual results could differ from those estimates.

The Company uses estimates that affect the reported amounts regarding derivative liabilities – warrants, convertible securities and share based compensation (See also Note 3).

Non-controlling interests
F.	Non-controlling interests

Total comprehensive loss of non-wholly owned subsidiaries is attributed to owners of the parent and to the non-controlling interests in proportion to their relative ownership interests.

Foreign currency
G.	Foreign currency

The consolidated financial statements are prepared in U.S. Dollars (the functional currency). Transactions and balances in foreign currencies are converted into U.S. Dollars in accordance with the principles set forth by International Accounting Standard (IAS) 21 “The Effects of Changes in Foreign Exchange Rates”. Accordingly, transactions and balances have been converted as follows:

●	Monetary assets and liabilities – at the rate of exchange applicable at the consolidated statements of financial position date.

●	Exchange gains and losses from the aforementioned conversion are recognized in the statement of comprehensive loss.

●	Expense items – at exchange rates applicable as of the date of recognition of those items.

●	Non-monetary items are converted at the rate of exchange used to convert the related consolidated statements of financial position items, i.e., at the time of the transaction.

Cash and cash equivalents
H.	Cash and cash equivalents

Cash equivalents are considered by the Company to be highly liquid investments, including, short-term deposits with banks and the maturity of which do not exceed three months at the time of deposit, and which are not restricted.

Restricted deposit
I.	Restricted deposit
Restricted deposit is considered by the Company to be deposits with banks which are used mainly as a security for guarantees provided against payable payments in advance.
Research and development
J.	Research and development

Research costs are expensed as incurred. Development expenditures on an individual project are recognized as an intangible asset when the Company can demonstrate:

●	The product is technically and commercially feasible.

●	The Company intend to complete the product so that it will be available for use or sale.

●	The Company has the ability to use the product or sell it.

●	The Company has the technical, financial and other resources to complete the development and to use or sell the product.

●	The Company can demonstrate the probability that the product will generate future economic benefits.

●	The Company is able to measure reliability the expenditure attributable to the product during the development.

During the years 2022 and 2021 the Company did not meet the above criteria therefore all the development costs have been recognized as expenses.

Leases
K.	Leases

The Company applied the following practical expedients when applying IFRS 16 (January 1, 2019) to leases previously classified as operating leases:

●	Applied a single discount rate to a portfolio of leases with reasonably similar characteristics.

●	Applied the exemption not to recognize right-of-use assets and liabilities for leases with less than 12 months of lease term remaining as of the date of initial application and do not contain a purchase option.

●	Applied the practical expedient provided by the standard to recognize right-of-use assets equal to the lease liability upon initial application.

Under IFRS 16, the Company recognizes right-of-use assets and lease liabilities for most leases.

Right-of-use assets:

The Company recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and any accumulated impairment losses, and adjusted for any re-measurement of lease liabilities. The cost of right-of-use assets comprises the amount of the initial measurement of the lease liability; lease payments made at or before the commencement date less any lease incentives received; and initial direct costs incurred. The recognized right-of-use assets are depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term. Right-of-use assets are subject to impairment. The right-of-use assets are presented within property, plant and equipment.

Lease liabilities:

At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option that is reasonably certain to be exercised by the Company and payments of penalties for terminating a lease, if the lease term reflects the Company exercising the option to terminate. The variable lease payments that do not depend on an index or a rate are recognized as expense in the period on which the event or condition that triggers the payment occurs.

Lease term:

The term of a lease is determined as the non-cancellable period for which a lessee has the right to use an underlying asset, together with periods covered by an option to extend the lease if the lessee is reasonably certain to exercise that option periods.

Earnings per share
L.	Earnings per share

Basic and diluted earnings per share is calculated as net loss attributable to the shareholders of the Company, divided by the weighted average number of ordinary shares in circulation during the year.

Government grant
M.	Government grant

Government grants are not recognized before there is reasonable assurance that the Company would comply with the conditions attached and that the grants would be accepted.

When entitlement to a government grant is created as compensation for expenses or losses already incurred or in order to provide immediate support to the Company without any future reference costs, the Company recognized the grant in profit or loss during the period in which entitlement to the grant was created.

In cases other than the above, government grants have been recognized in profit or loss on a systematic basis over periods that the Company recognizes costs that are referred to as expenses for which the grants are intended to provide compensation.

Grants relating to the expense were recorded in the statement of comprehensive loss less the related expenses. In April 2020, under the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) in the United States the U.S subsidiary signed an agreement with Small Business Administration (“SBA”) receive a loan according to the Paycheck Protection Program (“PPP”) in the amount of approximately $900 from Bank of America. According to the terms of the PPP loan, the payments were deferred for six months from the funding date and no collateral or personal guarantees are required. The PPP loan had a maturity of two years and bore an interest rate of 1%. A borrower can apply for forgiveness once all loan proceeds for which the borrower is requesting forgiveness have been used. The Company applied for forgiveness for the PPP loan. The PPP loan was accounted for as a deduction from wage expenses in 2020 and not as a loan liability since all conditions for waiver were met as of December 31, 2020. On April 3, 2021, the Company received approval for a full forgiveness from the SBA and the loan was fully paid from SBA to Bank of America.

Provisions
N.	Provisions

Provisions are recognized when the Company has a legal or constructive obligation, as a result of past events, for which it is probable that an outflow of economic benefits will result and that outflow can be reliably measured. Provisions are measured using the best estimate of the amounts required to settle the obligation at the end of the reporting period.

Fair value measurement
O.	Fair value measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

1.	In the principal market for the asset or liability, or

2.	In the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible to the Company. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest. A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

Classification of fair value hierarchy

The financial instruments presented in the statement of financial position at fair value are grouped into classes with similar characteristics using the following fair value hierarchy which is determined based on the source of input used in measuring fair value:

Level 1	-	Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2	-	Inputs other than quoted prices included within Level 1 that are observable either directly or indirectly.

Level 3	-	Inputs that are not based on observable market data (valuation techniques which use inputs that are not based on observable market data).

Financial instruments
P.	Financial instruments

Financial assets

The Company classifies its financial assets into the following category, based on the business model for managing the financial asset and its contractual cash flow characteristics. The Company’s accounting policy for the relevant category is as follows:

Amortized cost: These assets arise principally from the services rendered to customers (e.g. trade receivables), but also incorporate other types of financial assets where the objective is to hold these assets in order to collect contractual cash flows and the contractual cash flows are solely payments of principal and interest. They are initially recognized at fair value plus transaction costs that are directly attributable to their acquisition or issue and are subsequently carried at amortized cost using the effective interest rate method, less provision for impairment. Impairment provisions for trade receivables are recognized based on the simplified approach within IFRS 9 using a provision matrix in the determination of the lifetime expected credit losses. During this process the probability of the non-payment of the trade receivables is assessed. This probability is then multiplied by the amount of the expected loss arising from default to determine the lifetime expected credit loss for the trade receivables. For trade receivables, which are reported net, such provisions are recorded in a separate provision account with the loss being recognized within general and administrative expenses in the consolidated statements of comprehensive income. On assessment that the trade receivable will not be collectable, the gross carrying value of the asset is written off against the associated provision.

Financial liabilities

The Company’s accounting policy for its financial liabilities is as follows:

Fair value through profit or loss: This category comprises of convertible securities and warrants which are carried in the consolidated statement of financial position at fair value with changes in fair value recognized in the consolidated statement of comprehensive income. The treatment of the changes in the credit risk of those items were designated for being recognized in other comprehensive income. Amortized cost: Other financial liabilities include bank borrowings, loans from banks, trade payables, loans from major shareholders, leases and financial liability are initially recognized at fair value less any transaction costs directly attributable to the issue of the instrument. Such liabilities are subsequently measured at amortized cost using the effective interest method, which ensures that any interest expense over the period is at a constant interest rate on the balance of the liability carried in the statement of financial position. Interest expense in this context includes initial transaction costs, as well as any interest or coupon payable while the liability is outstanding.

De-recognition

Financial assets - The Company derecognizes a financial asset when the contractual rights to the cash flows from the financial asset expire or it transfers the rights to receive the contractual cash flows.

Financial Liabilities - The Company derecognizes a financial liability when its contractual obligations are discharged or cancelled or expire.

Impairment of financial assets

Expected credit losses (“ECL”) and their measurement:

In order to manage the credit risks associated with customer receivables, the Company aims to secure certain financial guarantees prior to entering into business relationship with its customers.

To this end, the Company has developed a four-level matrix, which is based on past experience and historical data along with projections of the future into consideration, in order to group the ECL:

1.	Receivable from sale of products – prepayment by credit card on the Company’s website.

2.	Receivables from Medicare and Medicaid Services (“CMS”) – reimbursement, which the Company receives per the relevant Current Procedural Terminology (“CPT”) code rate for the services rendered to the patient covered by CMS.

3.	Receivables from contracted third-party payors – the Company has negotiated amounts for its monitoring services provided to patients covered by commercial healthcare insurance carriers.

4.	Receivables from non-contracted payors - non-contracted commercial and government insurance carriers often reimburse out of network rates provided for under the relevant CPT codes on a case rate basis. The transaction price is based on an average of the Company’s historical collection experience, and it is reviewed quarterly.

ECL are measured as the unbiased probability-weighted present value of all cash shortfalls over the expected life of each financial asset. For receivables from services, ECL are mainly calculated with a statistical model using three major risk parameters: probability of default, loss given default, and exposure at default. The estimation of these risk parameters incorporates all available relevant information, not only historical and current loss data, but also reasonable and supportable forward-looking information reflected by the future expectation factors. This information includes macroeconomic factors (e.g., gross domestic product growth, unemployment rate, cost performance index) and forecasts of future economic conditions. For receivables from services, these forecasts are performed using a scenario analysis (base case, adverse, and optimistic scenarios).

The expected credit loss for customer receivables is measured using the simplified method in accordance with IFRS 9, which requires estimation of the life-time expected credit loss for trade receivables.

As of December 31, 2022 and December 31, 2021, ECL for trade and other account receivables were $450 and $464 respectively.

Definition of default, including reasons for selecting the definition

For the contracted and CMS portfolios, the Company has historical experience of collecting substantially most of the negotiated contractual rates and determined at contract inception that these customers, and or their related third-party payor that pays the Company on their behalf, have the intention and ability to pay the promised consideration. As such, the Company is not providing an implicit price concession but, rather, have chosen to accept the risk of default, and adjustments to the transaction price are recorded as bad debt expense. For non-contracted portfolios, the Company is providing an implicit price concession because the Company does not have a contract with the underlying payor, the result of which requires us to estimate transaction price based on historical cash collections utilizing the expected value method. Subsequent adjustments to the transaction price are recorded as an adjustment to revenue and not as an expense.

Write-off policy

The Company writes off its financial assets if any of the following occur:

●	Inability to locate the debtor.

●	Discharge of the debt in a bankruptcy.

●	It is determined that the efforts to collect the debt are no longer cost effective given the size of receivable.

●	Open debts over 18 months.

The collections department must comply with the collection efforts outlined in the policy to collect on delinquent customer accounts before any write-offs are made.

Impairment of non-financial assets
Q.	Impairment of non-financial assets

Goodwill and other intangible assets that have an indefinite useful life are not subject to amortization and are tested annually for impairment, or more frequently if events or changes in circumstances indicate that they might be impaired. Other non-financial assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. Recoverable amount is the higher of an asset’s fair value less costs of disposal and value-in-use.

The value-in-use is the present value of the estimated future cash flows relating to the asset using a pre-tax discount rate specific to the asset or cash-generating unit to which the asset belongs. Assets that do not have independent cash flows are grouped together to form a cash-generating unit. A cash-generating unit is the smallest group of assets that independently generates cash flow and whose cash flow is largely independent of the cash flows generated by other assets.

Property, plant and equipment
R.	Property, plant, and equipment

Items of property, plant, and equipment are initially recognized at cost. Cost includes directly attributable costs and the estimated present value of any future costs of dismantling and removing items. Depreciation is computed by the straight-line method, based on the estimated useful lives of the assets, as follows:

Estimated useful lives
Computers and electronic equipment	3
Furniture and equipment	7
Vehicles	6-7
Leasehold Improvement	3-7
Lab equipment	5

Revenue recognition
S.	Revenue recognition

Service revenue

The Company’s revenue is generated primarily from providing cardiac monitoring services. Revenue is recognized when the Company satisfies a performance obligation by transferring service to a customer, and collectability of the contract consideration is probable. The Company’s revenue is measured based on consideration specified in the contract with each customer. Revenue is only recognized if it is highly probable that a subsequent change in its estimate would not result in a significant revenue reversal.  The Company provides cardiac services using four types of monitors: Mobile Cardiac Telemetry (“MCT”), Event Extended Holter, Holter, and Prizma device’s RPM of vital signs. The Company’s services consist of the delivery of reports containing analysis of data captured by the physical device to the prescribing physician and the revenue is recognized upon the delivery of the customer’s report.

Billings for services reimbursed by third party payers, including Medicare and Medicaid, are recorded as revenue net of contractual allowances.

Contractual allowances are estimated based on historical collections by CPT code (Current Procedural Terminology)  for specific payers or class of payers and represent the difference between the list price (the billing rate) and the reimbursement rate for each payer.

All of the Company’ Service Revenue are generated from service provided through an independent diagnostic testing facility model which allows the Company to bill Medicare, Medicaid, or one of the third-party healthcare insurers directly for services provided. The Company also receives reimbursement directly from patients through co-pays and self-pay arrangements.

A summary of the payment arrangements with payers is as follows:

●	CMS (Centers for Medicare & Medicaid Services) - the Company receive reimbursement per the relevant CPT (Current Procedural Terminology) code rate for the services rendered to the patient covered by CMS.

●	Contracted third-party payers – the Company has negotiated amounts for its monitoring services provided to patients covered by commercial healthcare insurance carriers.

●	Non-contracted payers - non-contracted commercial and government insurance carriers often reimburse out of network rates provided for under the relevant CPT codes on a case rate basis. The transaction price is based on an average of the Company’s historical collection experience, and it is reviewed quarterly. For the contracted and CMS portfolios the Company has historical experience of collecting most of the negotiated contractual rates and determined at contract inception that these customers, and or their related third-party payer that pays the Company on their behalf, have the intention and ability to pay the promised consideration. As such, the Company is not providing an implicit price concession but, rather, have chosen to accept the risk of default, and adjustments to the transaction price are recorded as bad debt expense. For non-contracted portfolios, the Company is providing an implicit price concession because the Company does not have a contract with the underlying payer, the result of which requires us to estimate transaction price based on historical cash collections utilizing the expected value method. Subsequent adjustments to the transaction price are recorded as an adjustment to revenue and not as bad debt expense.

Covid-19 services

In December 2021 the Company started a new business activity of COVID-19 testing in the State of California, providing its COVID-19 testing services. There are two groups of payors from which the Company seeks payment for testing services provided to patients:

US federal government’s Health Resources & Services Administration program (“HRSA”). and Insurance companies.

US federal government’s Health Resources & Services Administration program (“HRSA”)

On March 22, 2022, the HRSA program stopped accepting claims for Covid-19 testing and treatment due to lack of sufficient funds. Despite requests from the Acting Director of the Office of Management and Budget and the White House Coordinator for Covid-19 Response for additional emergency funding for the uninsured program, emergency funding has not been allocated to the HRSA uninsured program as of the financial statement issuance date. If funding for the HRSA program is reinstituted in the future, the Company will submit eligible claims for reimbursement to HRSA.

For the twelve months ended December 31, 2022, the Company recognized revenue in the amount of approximately $361 for performing tests which have been collected until March 22, 2022, from HRSA, the Company did not recognized revenue from Covid tests performed to uninsured patients after March 22, 2022 since HRSA program stopped. In case the program will be reinstituted in the future the Company will recognize this revenue on cash basis. All costs incurred in respect of tests provided under HRSA, have been fully charged to profit or loss (see note 22 re discontinuation of this operation).

Insurance companies - the Company has not yet recognized revenue due to the remaining uncertainty concerning the existence of enforceable contracts with the insurance companies in respect of collectability as it lacks sufficient experience with private insurance companies.

For accounting purposes, since the Company did not meet the revenue recognition criteria in accordance with IFRS 15 the Company will recognize revenue on cash basis.

Sale of devices

Sales of products consist of revenue from the sale of Prizma Medical Smartphone Case as well as future sale of Kits. The Company recognizes revenue at the amount to which it expects to be entitled when control of the products or services is transferred to its customers. Control is generally transferred when the Company has a present right to payment and title and the significant risks and rewards of ownership of products are transferred to its customers. There is limited judgement needed in identifying the point control passes: once physical delivery of the products to the agreed location has occurred, the Company no longer has physical possession, the Company usually will have a present right to payment (as a single payment on delivery) and retains none of the significant risks and rewards of the goods in question.

For most of the Company’s products sales, control transfers when products are shipped.

Inventories
U.	Inventories

Inventories are initially recognized at cost, and subsequently at the lower of cost and net realizable value. Cost comprises all costs of purchase, costs of conversion and other costs incurred in bringing the inventories to their present location and condition. Weighted average cost is used to determine the cost of ordinarily interchangeable items. A provision is made to reduce excess and obsolete inventories to net realizable value.

Post-employment benefits
V.	Post-employment benefits

One of the Company subsidiaries, has a post-employment benefits plan, The plan is financed by contributions to insurance companies and classified as defined contribution plans. The Company has contributed for all of its employee’s contribution plans pursuant to Section 14 to the Severance Pay Law which the Company pays fixed contributions and will have no legal or constructive obligation to pay further contributions if the fund does not hold sufficient amounts to pay all employee benefits relating to employee service in the current and prior periods.